Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—97.4%
	[1]	Communication Services—6.1%
111,013		Alphabet, Inc., Class A	$ 11,916,136
60,637		Match Group, Inc.	2,237,505
7,485		Meta Platforms, Inc.	1,798,795
3,271		Netflix, Inc.	1,079,201
62,822		Spotify Technology SA	8,393,019
		TOTAL	25,424,656
		Consumer Discretionary—13.6%
38,421	[1]	Airbnb, Inc.	4,597,841
86,054	[1]	Amazon.com, Inc.	9,074,394
31,525	[1]	Bright Horizons Family Solutions, Inc.	2,399,683
45,415		eBay, Inc.	2,108,618
113,635	[1]	Expedia Group, Inc.	10,677,145
4,693		Genuine Parts Co.	789,879
4,724	[1]	Lululemon Athletica, Inc.	1,794,789
12,852		McDonald’s Corp.	3,800,979
21,261		Nike, Inc., Class B	2,694,194
3,705	[1]	O’Reilly Automotive, Inc.	3,398,634
11,894		Starbucks Corp.	1,359,365
22,821	[1]	Tesla, Inc.	3,749,719
12,043		Tractor Supply Co.	2,871,051
12,769	[1]	Ulta Beauty, Inc.	7,041,210
		TOTAL	56,357,501
		Consumer Staples—6.9%
8,766	[1]	BJ’s Wholesale Club Holdings, Inc.	669,459
8,733		Costco Wholesale Corp.	4,394,620
15,724		Hershey Foods Corp.	4,293,596
49,434		Lamb Weston Holdings, Inc.	5,527,216
56,271		PepsiCo, Inc.	10,741,571
19,458		Procter & Gamble Co.	3,042,842
		TOTAL	28,669,304
		Energy—0.6%
8,460		Cheniere Energy, Inc.	1,294,380
2,911		Diamondback Energy, Inc.	413,944
12,100		Ovintiv, Inc.	436,568
6,397		Targa Resources, Inc.	483,166
		TOTAL	2,628,058
		Financials—7.3%
14,361		Ameriprise Financial, Inc.	4,381,828
5,662		Gallagher (Arthur J.) & Co.	1,178,036
4,068		Marketaxess Holdings, Inc.	1,295,129
5,307		Marsh & McLennan Cos., Inc.	956,268
8,661		Mastercard, Inc.	3,291,440
2,821		MSCI, Inc., Class A	1,360,991
65,452	[1]	PayPal Holdings, Inc.	4,974,352
26,979		Progressive Corp., OH	3,679,936
88,060	[1]	StoneCo Ltd.	1,084,899

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
34,179		Visa, Inc., Class A	$ 7,954,479
		TOTAL	30,157,358
		Health Care—12.2%
19,322		AbbVie, Inc.	2,919,941
26,340		Amgen, Inc.	6,314,752
10,044	[1]	Edwards Lifesciences Corp.	883,671
5,917		Elevance Health, Inc.	2,773,002
21,740		Eli Lilly & Co.	8,605,996
10,988		Humana, Inc.	5,829,024
8,094		McKesson Corp.	2,948,159
10,194		Merck & Co., Inc.	1,177,101
4,481	[1]	Molina Healthcare, Inc.	1,334,845
52,370	[1]	Syneos Health, Inc.	2,056,046
273,252	[1]	Teladoc Health, Inc.	7,249,376
2,694		The Cigna Group	682,363
6,300		UnitedHealth Group, Inc.	3,100,167
10,422	[1]	Vertex Pharmaceuticals, Inc.	3,551,088
7,110		Zoetis, Inc.	1,249,796
		TOTAL	50,675,327
		Industrials—7.7%
48,198		Allison Transmission Holdings, Inc.	2,351,580
18,526		Automatic Data Processing, Inc.	4,075,720
13,748		Booz Allen Hamilton Holding Corp.	1,315,959
16,207		Caterpillar, Inc.	3,546,092
1,197		Deere & Co.	452,490
38,346		Paychex, Inc.	4,212,691
29,704		Robert Half International, Inc.	2,168,392
17,091		Trane Technologies PLC	3,175,679
53,707	[1]	Trex Co., Inc.	2,935,625
12,993	[1]	Uber Technologies, Inc.	403,433
4,413	[1]	United Rentals, Inc.	1,593,578
14,511	[1]	Willscot Corp.	658,799
50,771	[1]	XPO, Inc.	2,243,063
26,517		Xylem, Inc.	2,753,525
		TOTAL	31,886,626
		Information Technology—41.0%
14,725		Accenture PLC	4,127,270
14,953	[1]	Adobe, Inc.	5,645,655
11,588		Analog Devices, Inc.	2,084,449
2,735	[1]	Ansys, Inc.	858,571
254,612		Apple, Inc.	43,202,564
69,686	[1]	Arista Networks, Inc.	11,160,910
15,786		Broadcom, Inc.	9,889,929
30,517	[1]	Cadence Design Systems, Inc.	6,391,786
21,818	[1]	Ceridian HCM Holding, Inc.	1,385,007
12,095		Cognex Corp.	576,810
64,757		Dell Technologies, Inc.	2,816,282
46,130	[1]	Fortinet, Inc.	2,908,496
28,885		Jabil, Inc.	2,257,363
42,269		Microchip Technology, Inc.	3,085,214
123,453		Microsoft Corp.	37,932,169
18,300		NetApp, Inc.	1,150,887

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
69,709	[1]	Nutanix, Inc.	$ 1,671,622
40,034		NVIDIA Corp.	11,109,035
9,615	[1]	Palo Alto Networks, Inc.	1,754,353
89,937		Pegasystems, Inc.	4,102,926
74,971	[1]	Pure Storage, Inc.	1,711,588
31,442		Qualcomm, Inc.	3,672,426
14,942	[1]	Salesforce, Inc.	2,964,044
7,657	[1]	Synopsys, Inc.	2,843,197
5,383	[1]	Workday, Inc.	1,001,992
61,080	[1]	Zoom Video Communications, Inc.	3,752,144
		TOTAL	170,056,689
		Materials—1.0%
4,402		Albemarle Corp.	816,395
38,428		Mosaic Co./The	1,646,640
16,372		Steel Dynamics, Inc.	1,701,869
		TOTAL	4,164,904
		Real Estate—1.0%
17,284		Crown Castle, Inc.	2,127,488
6,097		Public Storage	1,797,578
		TOTAL	3,925,066
		TOTAL COMMON STOCKS (IDENTIFIED COST $343,148,639)	403,945,489
		INVESTMENT COMPANY—2.9%
11,912,673		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[2] (IDENTIFIED COST $11,910,387)	$11,911,482
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $355,059,026)	415,856,971
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(1,064,408)
		TOTAL NET ASSETS—100%	$414,792,563
Transactions with affiliated investment companies, which are managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2022	$1,375,258
Purchases at Cost	$153,673,800
Proceeds from Sales	$(143,140,340)
Change in Unrealized Appreciation/Depreciation	$1,095
Net Realized Gain/(Loss)	$1,669
Value as of 4/30/2023	$11,911,482
Shares Held as of 4/30/2023	11,912,673
Dividend Income	$222,211

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.